UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2018

NYSE® Pickens Oil Response™ ETF
Ticker: BOON

NYSE® Pickens Oil Response™ ETF

This material must be preceded or accompanied by a prospectus.

NYSE® Pickens Oil Response™ ETF

Dear Shareholders,

The NYSE Pickens Oil Response ETF (“BOON” or the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the NYSE Pickens Oil Response Index (“NYPORI” or the “Index”).

For the period beginning February 27, 2018, which was the inception of the Fund, to June 30, 2018 (the “Period”), the Fund returned 6.96% at net asset value (“NAV”) while the Index returned 6.68%.

Gross Expense Ratio as of the 02/26/2018 prospectus is 0.85%.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market returns are determined using the bid/ask midpoint at 4:00pm Eastern time, when the NAV is typically calculated, and do not represent the returns you would receive if you traded shares at other times. For the Fund’s most recent month end performance, please call (800) 617-0004. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Factors Affecting Fund Performance

The three primary drivers for returns during the first half of 2018 were the energy sector, which is currently a 53.27% Intercontinental Exchange (“ICE”) sector weight in the Fund, the industrials sector, currently a 29.91% weight, and the materials sector, currently an 11.97% weight. The energy sector returned 15.38% as measured by the Energy Select Sector SPDR Fund (“XLE”), during the Period. The industrials sector returned -5.80% during the same Period and the materials sector returned -1.79%.

Therefore, energy stock prices were a positive attribution to the Fund and the industrial and material companies were a negative attribution relative to traditional energy sector ETFs.

NYSE® Pickens Oil Response™ ETF

The top macro factor impacting returns was Brent Crude Oil, which returned 20.77% during the Period.

On an individual security level, the top positive contributors to the Fund’s performance were Chesapeake Energy Corporation, Hess Corporation, Marathon Oil Corporation, Transocean, Ltd., and Devon Energy Corporation. The top negative contributors to the Fund’s performance were RPC, Inc., LKQ Corporation, Acuity Brands, Inc., Fluor Corporation., and First Solar, Inc.

Turnover was 10.68% for the Period. The ETF is rebalanced quarterly and reconstituted annually.

Relevant Market Conditions and Sector Attribution

The first half of 2018 was an active period for the energy sector, as energy-related equities were muted in 1Q18 until the end of April, and then positively influenced overall by a further boost in oil prices during 2Q18. Tightening global oil supplies remained the key driver to higher prices during the Period. Throughout 2Q18 especially, inventory reports again showed consistent draws, ultimately achieving the Organization of the Petroleum Exporting Countries’ (“OPEC”) goal of inventories being reduced to the trailing five-year average. Most notably, inventory tightening has continued to reflect a robust global demand environment (both from

NYSE® Pickens Oil Response™ ETF

developed and emerging markets), high compliance levels to OPEC’s prior levels of production cuts, and large production declines (or expectations for such) from key oil producing countries of Venezuela, Libya, and Iran.

During the Period, concerns about a trade war dampened the industrials and materials sector returns, contributing to a drag on the Fund’s performance.

Sincerely,

Toby Loftin
Managing Principal

The views expressed above reflect those of the Fund’s portfolio manager only through the Period, and do not necessarily represent the views of the Advisor as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Principal Investment Risks: You can lose money on your investment in the Fund. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Securities held by the Fund may be affected by fluctuations in the prices of energy commodities (particularly oil) and will be especially sensitive to developments that significantly affect certain related sectors of the economy, particularly the Energy, Industrial and Materials sectors. The Fund’s investments will be concentrated in an industry or group of industries and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. The equity securities, including those of mid-capitalization companies, held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. The Fund is not actively managed, and the Fund’s sub-adviser would only sell shares of an equity security if that security is removed from the Index or the removal of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

ETF shares are bought and sold through exchange trading at market price rather than Net Asset Value (“NAV”), and are not individually redeemed from the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Principal Investment Risks.”

Index returns are for illustrative purposes only. Index performance returns do not reflect any management fees, transaction costs or expenses.

The NYSE Pickens Oil Response Index (NYPORI) is an equal-weighted index designed to objectively identify and select stocks from market segments that have demonstrated a high correlation to changes in the price of ICE Brent Crude Oil. It is not possible to invest directly in an index.

XLE is the Energy Select Sector SPDR Fund, which tracks the IXE, the Energy Select Sector Index

The Intercontinental Exchange (ICE) facilitates the electronic purchase and sale of energy commodities. ICE operates completely as an electronic exchange and is linked directly to individuals and companies looking to trade in oil, natural gas, jet fuel, emissions, electric power, commodity derivatives and futures.

The Organization of the Petroleum Exporting Countries (OPEC) is an organization of the world’s major oil exporting nations founded to coordinate the petroleum policies of its members.

Foreside Fund Services, LLC – Distributor, not affiliated with TriLine Index Solutions, LLC.

Not FDIC Insured. No Bank Guarantee. May lose value.

NYSE® Pickens Oil Response™ ETF

PORTFOLIO ALLOCATION
As of June 30, 2018 (Unaudited)
Percentage of
Sector	Net Assets
Energy	53.3%
Industrials	29.9
Materials	12.0
Consumer Discretionary	3.5
Technology	1.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.0 +
Total	100.0%

+  Less than 0.05%.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Consumer Discretionary – 3.5%
870	Genuine Parts Company	$79,857
410	Lear Corporation	76,182
2,530	LKQ Corporation (a)	80,707
		236,746
	Energy – 53.3%
1,160	Anadarko Petroleum Corporation	84,970
4,150	Antero Resources Corporation (a)	88,602
1,940	Apache Corporation	90,695
2,400	Baker Hughes, a GE Company – Class A	79,272
3,520	Cabot Oil & Gas Corporation	83,776
1,280	Cheniere Energy, Inc. (a)	83,443
17,220	Chesapeake Energy Corporation (a)	90,233
650	Chevron Corporation	82,180
930	Cimarex Energy Company	94,618
4,840	CNX Resources Corporation (a)	86,055
620	Concho Resources, Inc. (a)	85,777
1,200	ConocoPhillips	83,544
1,270	Continental Resources, Inc. (a)	82,245
660	Core Laboratories NV	83,299
1,980	Devon Energy Corporation	87,041
700	Diamondback Energy, Inc.	92,099
1,290	Energen Corporation (a)	93,938
700	EOG Resources, Inc.	87,101
1,490	EQT Corporation	82,218
1,010	Exxon Mobil Corporation	83,557
1,730	Halliburton Company	77,954
1,260	Helmerich & Payne, Inc.	80,338
1,370	Hess Corporation	91,639
3,870	Marathon Oil Corporation	80,728
2,980	MDU Resources Group, Inc.	85,466
2,500	Murphy Oil Corporation	84,425
1,580	National Fuel Gas Company	83,677
1,970	National Oilwell Varco, Inc.	85,498
2,770	Newfield Exploration Company (a)	83,793
2,410	Noble Energy, Inc. – Class A	85,025
980	Occidental Petroleum Corporation	82,006

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Energy – 53.3% (Continued)
2,900	Parsley Energy, Inc. – Class A (a)	$87,812
4,440	Patterson-UTI Energy, Inc.	79,920
1,360	PDC Energy, Inc. (a)	82,212
430	Pioneer Natural Resources Company	81,373
5,060	Range Resources Corporation	84,654
5,660	RPC, Inc.	82,466
1,950	RSP Permian, Inc. (a)	85,839
1,210	Schlumberger, Ltd.	81,106
6,670	Transocean, Ltd. (a)	89,645
23,740	Weatherford International plc (a)	78,105
4,560	WPX Energy, Inc. (a)	82,217
		3,560,561
	Industrials – 29.9%
670	Acuity Brands, Inc.	77,633
2,410	AECOM (a)	79,602
2,090	Avnet, Inc.	89,640
1,690	BorgWarner, Inc.	72,940
1,060	Dover Corporation	77,592
1,060	EMCOR Group, Inc.	80,751
1,130	Emerson Electric Company	78,128
1,950	Flowserve Corporation	78,780
1,670	Fluor Corporation	81,463
2,810	Gardner Denver Holdings, Inc. (a)	82,586
5,920	General Electric Company	80,571
1,030	Genesee & Wyoming, Inc. (a)	83,760
1,770	Graco, Inc.	80,039
1,250	Jacobs Engineering Group, Inc.	79,362
2,350	Johnson Controls International plc	78,608
750	Kansas City Southern	79,470
1,690	MasTec, Inc. (a)	85,767
790	Middleby Corporation (a)	82,492
880	MSC Industrial Direct Company, Inc.	74,668
1,100	Oshkosh Corporation	77,352
650	Polaris Industries, Inc.	79,417
2,240	Quanta Services, Inc. (a)	74,816
550	Valmont Industries, Inc.	82,913

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Industrials – 29.9% (Continued)
1,050	Woodward, Inc.	$80,703
260	W.W. Grainger, Inc.	80,184
		1,999,237
	Materials – 12.0%
870	Albemarle Corporation	82,067
1,680	Alcoa Corporation (a)	78,758
710	Celanese Corporation – Series A	78,853
1,900	CF Industries Holdings, Inc.	84,360
4,630	Freeport-McMoRan, Inc.	79,914
700	LyondellBasell Industries NV – Class A	76,895
2,810	Mosaic Company	78,821
2,140	Newmont Mining Corporation	80,699
900	Royal Gold, Inc.	83,556
1,620	Southern Copper Corporation	75,929
		799,852
	Technology – 1.2%
1,540	First Solar, Inc. (a)	81,097
	TOTAL COMMON STOCKS
	(Cost $6,313,308)	6,677,493

	SHORT-TERM INVESTMENTS – 0.1%
6,344	Morgan Stanley Institutional Liquidity Funds –
	Government Portfolio, Institutional Class, 1.81%*	6,344
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,344)	6,344
	TOTAL INVESTMENTS – 100.0%
	(Cost $6,319,652)	6,683,837
	Other Assets in Excess of Liabilities – 0.0%+	1,377
	NET ASSETS – 100.0%	$6,685,214

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
+	Less than 0.05%.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $6,319,652)	$6,683,837
Dividends and interest receivable	6,021
Total assets	6,689,858

LIABILITIES
Management fees payable	4,644
Total liabilities	4,644

NET ASSETS	$6,685,214

Net assets consist of:
Paid-in capital	$6,254,245
Undistributed (accumulated) net investment income (loss)	9,319
Accumulated net realized gain (loss) on investments	57,465
Net unrealized appreciation (depreciation) on investments	364,185
Net assets	$6,685,214

Net asset value:
Net assets	$6,685,214
Shares outstanding^	250,000
Net asset value, offering and redemption price per share	$26.74

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2018* (Unaudited)

INCOME
Dividends (Net of foreign taxes withheld of $61)	$26,746
Interest	59
Total investment income	26,805

EXPENSES
Management fees	17,486
Total expenses	17,486
Net investment income (loss)	9,319

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	57,465
Change in unrealized appreciation
(depreciation) on investments	364,185
Net realized and unrealized
gain (loss) on investments	421,650
Net increase (decrease) in net assets
resulting from operations	$430,969

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$9,319
Net realized gain (loss) on investments	57,465
Change in unrealized appreciation
(depreciation) on investments	364,185
Net increase (decrease) in net assets
resulting from operations	430,969

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	6,254,245
Net increase (decrease) in net assets derived
from capital share transactions (a)	6,254,245
Net increase (decrease) in net assets	$6,685,214

NET ASSETS
Beginning of period	$—
End of period	$6,685,214
Undistributed (accumulated)
net investment income (loss)	$9,319

(a)	A summary of capital share transactions is as follows:

Period Ended
June 30, 2018*
(Unaudited)
Shares
Subscriptions	250,000
Net increase (decrease)	250,000

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss) on investments	1.70
Total from investment operations	1.74

Net asset value, end of period	$26.74

Total return	6.96	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,685

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	0.45	%(4)
Portfolio turnover rate(5)	11	%(3)

(1)	Commencement of operations on February 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

NYSE® Pickens Oil Response™ ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the NYSE Pickens Oil Response Index (the “Index”). The Fund commenced operations on February 27, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,677,493	$—	$—	$6,677,493
Short-Term Investments	6,344	—	—	6,344
Total Investments
in Securities	$6,683,837	$—	$—	$6,683,837

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TriLine Index Solutions, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.85% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of USBFS, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2018, purchases and sales of securities by the Fund, excluding short–term securities and in-kind transactions, were $723,364 and $605,580, respectively.

During the period ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2018, in-kind transactions associated with creations were $6,138,059 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

noted in the Schedule of Investments. There were no distributions paid by the Fund during the period ended June 30, 2018.

NOTE 6 – SHARE TRANSACTION

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

NYSE® Pickens Oil Response™ ETF

EXPENSE EXAMPLE
For the Period Ended June 30, 2018 (Unaudited)

As a shareholder of NYSE® Pickens Oil Response™ ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 27, 2018 – June 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

NYSE® Pickens Oil Response™ ETF

EXPENSE EXAMPLE
For the Period Ended June 30, 2018 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	February 27, 2018(1)	June 30, 2018	During the Period
Actual	$1,000.00	$1,069.60	$2.96(2)
Hypothetical (5% annual	$1,000.00	$1,020.58	$4.26(3)
return before expenses)

(1)	Fund Commencement.
(2)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the period, multiplied by the number of days in the most recent period, 123 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(3)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

NYSE® Pickens Oil Response™ ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 27, 2017 (the “April Meeting”) and February 20, 2018, the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between TriLine Index Solutions, LLC (the “Adviser”) and the Trust, on behalf of the NYSE Pickens Oil Response ETF (the “Fund”).

Additionally, at the April Meeting, the Board considered the approval of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (the “Sub-Adviser”) (collectively with the Advisory Agreement, the “Agreements”).

 Prior to the April Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale have been or are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board discussed the Materials pertaining to each of the Adviser and Sub-Adviser and the oral presentations that it had received and any other information that the Board received, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the

NYSE® Pickens Oil Response™ ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Fund’s sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by a sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether a Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the expense ratio of the specific competitors identified by the Adviser (the “Selected Peer Group”) in the Materials. The Board noted that the expense ratio for the Fund would be lower than or in line with four of the seven largest funds in the Selected Peer Group. The Board further noted that the remaining three of the seven funds included two generic energy sector index ETFs with significantly lower expense ratios that were part of large fund families, which may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board determined that the Fund’s expense ratio was reasonable given the unique nature of the index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses

NYSE® Pickens Oil Response™ ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and it’s experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

NYSE® Pickens Oil Response™ ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust and other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

NYSE® Pickens Oil Response™ ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.tboonetf.com/our-etf daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.tboonetf.com/our-etf.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at http://www.tboonetf.com/our-etf.

(This Page Intentionally Left Blank.)

Adviser
TriLine Index Solutions, LLC
8117 Preston Road, Suite 260
Dallas, Texas 75225

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

NYSE® Pickens Oil Response™ ETF
Symbol – BOON
CUSIP – 26922A529

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    August 27, 2018

By (Signature and Title)*    /s/Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date    August 27, 2018

* Print the name and title of each signing officer under his or her signature.